RISK MANAGEMENT POLICIES - Concentration of loans and deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Loan balance	$ 235,591,198	$ 302,853,393
Deposit, Placement Balance	547,516,935	561,896,707
Liquidity risk [member]
Interest rate risk
Loan balance	$ 247,813,250	$ 322,425,859
Loan, percentage to total portfolio	100.00%	100.00%
Deposit, Placement Balance	$ 547,516,935	$ 561,896,707
Deposits, percentage to total portfolio	100.00%	100.00%
Liquidity risk [member] | 10 Largest Customer [Member]
Interest rate risk
Loan balance	$ 21,912,962	$ 25,625,797
Loan, percentage to total portfolio	8.80%	7.90%
Deposit, Placement Balance	$ 183,536,099	$ 185,592,666
Deposits, percentage to total portfolio	33.50%	33.00%
Liquidity risk [member] | 50 Following Largest Customer [Member]
Interest rate risk
Loan balance	$ 39,836,474	$ 41,425,451
Loan, percentage to total portfolio	16.10%	12.80%
Deposit, Placement Balance	$ 121,769,699	$ 94,391,684
Deposits, percentage to total portfolio	22.20%	16.80%
Liquidity risk [member] | 100 Following Largest Customers [Member]
Interest rate risk
Loan balance	$ 30,829,050	$ 33,701,260
Loan, percentage to total portfolio	12.40%	10.50%
Deposit, Placement Balance	$ 30,244,413	$ 29,423,744
Deposits, percentage to total portfolio	5.50%	5.20%
Liquidity risk [member] | Rest of Customers [Member]
Interest rate risk
Loan balance	$ 155,234,764	$ 221,673,351
Loan, percentage to total portfolio	62.60%	68.80%
Deposit, Placement Balance	$ 211,966,724	$ 252,488,613
Deposits, percentage to total portfolio	38.70%	44.90%